Significant Financing Transactions (Narrative) (Detail) - USD ($)			1 Months Ended							3 Months Ended				6 Months Ended
		Sep. 01, 2022	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Jun. 30, 2022	May 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2023	Dec. 31, 2022		Nov. 30, 2020	Aug. 31, 2020	Jul. 31, 2020
Debt Instrument [Line Items]
Facility Limit	[1]			$ 6,000,000,000						$ 6,000,000,000				$ 6,000,000,000
Securities due within one year				4,346,000,000						4,346,000,000				4,346,000,000			$ 3,337,000,000	[2]
Short-term debt				4,575,000,000						4,575,000,000				4,575,000,000			3,423,000,000	[2]
Line of credit issued														2,500,000,000
Supplemental credit facility borrowings				$ 0						$ 0				$ 0			450,000,000	[2]
Preferred stock shares authorized				20,000,000						20,000,000				20,000,000
Issuance of common stock														$ 85,000,000	$ 1,701,000,000
Issuance of stock										$ 42,000,000			$ 1,758,000,000	$ 85,000,000	$ 1,803,000,000
Common Stock
Debt Instrument [Line Items]
Stock repurchased, shares										0				0
Issuance of stock (in shares)								400,000	900,000	1,000,000			21,000,000	2,000,000	22,000,000
Issuance of stock								$ 30,000,000	$ 72,000,000	$ 42,000,000			$ 1,758,000,000	$ 85,000,000	$ 1,803,000,000
Stock repurchase program, authorized amount																			$ 1,000,000,000		$ 3,000,000
Common Stock | 2019 Series A Corporate Units
Debt Instrument [Line Items]
Issuance of stock (in shares)								19,400,000
Issuance of stock								$ 1,600,000
Series A Preferred Stock
Debt Instrument [Line Items]
Recorded dividend													$ 5,000,000		$ 12,000,000
Recorded dividends per share													$ 2.917		$ 7.292
Recorded interest expense													$ 2,000,000		$ 2,000,000
Series A Preferred Stock | 2019 Series A Corporate Units
Debt Instrument [Line Items]
Preferred stock dividend rate increase percentage		6.75%
Preferred stock dividend rate percentage									1.75%			1.75%
Stock repurchased, shares									1,600,000
Series B Preferred Stock
Debt Instrument [Line Items]
Recorded dividend										$ 9,000,000			$ 9,000,000	$ 18,000,000	$ 18,000,000
Recorded dividends per share										$ 11.625			$ 11.625	$ 23.25	$ 23.25
Series C Preferred Stock
Debt Instrument [Line Items]
Recorded dividend										$ 11,000,000			$ 11,000,000	$ 22,000,000	$ 22,000,000
Recorded dividends per share										$ 10.875			$ 10.875	$ 21.75	$ 21.75
Various Programs
Debt Instrument [Line Items]
Issuance of common stock														$ 85,000,000	$ 91,000,000
Issuance of stock (in shares)														2,000,000	1,000,000
At-the-Market Program
Debt Instrument [Line Items]
Sale agreement expiration month and year														2023-06
Floating Rate Demand Notes
Debt Instrument [Line Items]
Short-term debt				$ 403,000,000						$ 403,000,000				$ 403,000,000			347,000,000
Floating Rate Demand Notes | Shelf Registration for Sale of Demand Notes
Debt Instrument [Line Items]
Facility Limit																	3,000,000,000
DESC
Debt Instrument [Line Items]
Facility Limit				500,000,000						500,000,000				500,000,000
DESC | Short-term Indebtedness
Debt Instrument [Line Items]
Facility Limit						$ 2,200,000,000					$ 2,200,000,000
Questar Gas Company
Debt Instrument [Line Items]
Facility Limit				250,000,000						250,000,000				250,000,000
Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit	[3]			6,000,000,000						6,000,000,000				6,000,000,000
Aggregate outstanding principal				160,000,000						160,000,000				160,000,000
Securities due within one year				379,000,000						379,000,000				379,000,000			1,164,000,000	[4]
Short-term debt				$ 1,265,000,000						$ 1,265,000,000				$ 1,265,000,000			$ 941,000,000	[4]
Interest rate percentage				3.65%						3.65%				3.65%
Debt, maturity month and year				2027-10
Issuance of stock (in shares)										0			0	0	0
Virginia Electric and Power Company | Interest Rate Swap
Debt Instrument [Line Items]
Debt, maturity month and year						2023-12
Reduction in securities due within one year						$ 448,000,000					448,000,000
Derivative notional value																				$ 900,000,000
Virginia Electric and Power Company | Senior Notes Due in 2033
Debt Instrument [Line Items]
Total Long-term Debt						$ 750,000,000					$ 750,000,000
Interest rate percentage						5.00%					5.00%
Debt maturity year											2033
Virginia Electric and Power Company | Senior Notes Due in 2053
Debt Instrument [Line Items]
Total Long-term Debt						$ 750,000,000					$ 750,000,000
Interest rate percentage						5.45%					5.45%
Debt maturity year											2053
Dominion Energy
Debt Instrument [Line Items]
Preferred stock shares issued				1,800,000						1,800,000				1,800,000			1,800,000
Preferred stock shares outstanding				1,800,000						1,800,000				1,800,000			1,800,000
Dominion Energy | Series B Preferred Stock
Debt Instrument [Line Items]
Preferred stock shares issued				800,000						800,000				800,000			800,000
Preferred stock shares outstanding				800,000						800,000				800,000			800,000
Dominion Energy | Series C Preferred Stock
Debt Instrument [Line Items]
Preferred stock shares issued				1,000,000						1,000,000				1,000,000			1,000,000
Preferred stock shares outstanding				1,000,000						1,000,000				1,000,000			1,000,000
GENCO | Short-term Indebtedness
Debt Instrument [Line Items]
Facility Limit						$ 200,000,000					$ 200,000,000
Joint Revolving Credit Facility
Debt Instrument [Line Items]
Facility Limit				$ 6,000,000,000						$ 6,000,000,000				$ 6,000,000,000
Letter of Credit
Debt Instrument [Line Items]
Facility Limit						100,000,000					100,000,000
Credit facility, outstanding amount				0						0				0
Letters of credit issued and outstanding				58,000,000						58,000,000				58,000,000
Letter of Credit | Maximum
Debt Instrument [Line Items]
Letters of credit issued and outstanding				1,000,000						1,000,000				1,000,000
Letter of Credit | Credit Facility, Maturing in June 2024
Debt Instrument [Line Items]
Facility Limit				30,000,000						30,000,000				30,000,000
Credit facility, outstanding amount				25,000,000						25,000,000				$ 25,000,000			$ 25,000,000
Line of credit facility, maturity date														Jun. 30, 2024
Letter of Credit | Virginia Electric and Power Company
Debt Instrument [Line Items]
Facility Limit						$ 200,000,000	$ 125,000,000				200,000,000
Line of credit facility, maturity date							Jan. 31, 2026
Line of credit issued														$ 60,000,000
Sustainability Revolving Credit Agreement | Dominion Energy
Debt Instrument [Line Items]
Debt maturity year						2024
Supplemental credit facility borrowings				450,000,000						450,000,000				450,000,000			$ 450,000,000
Sustainability Revolving Credit Agreement | Dominion Energy | General Corporate Purposes
Debt Instrument [Line Items]
Proceeds from borrowings							$ 450,000,000
Repayments of borrowings					$ 450,000,000
364 Term loan facility
Debt Instrument [Line Items]
Facility Limit			$ 600,000,000				2,500,000,000
Credit facility, outstanding amount			$ 750,000,000			$ 1,000,000,000	$ 1,000,000,000				$ 1,000,000,000					$ 500,000,000
Line of credit facility, maturity date			Jul. 24, 2024				Jan. 31, 2024
Securities due within one year				$ 2,500,000,000						$ 2,500,000,000				$ 2,500,000,000

[1]	This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028, and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers Dominion Energy, Questar Gas and DESC. The sub-limit for Virginia Power is set pursuant to the terms of the facility but can be changed at the option of the borrowers multiple times per year. At June 30, 2023, the sub-limit for Virginia Power was $1.75 billion. If Virginia Power has liquidity needs in excess of its sub-limit, the sub-limit may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in June 2026, with the potential to be extended by the borrowers to June 2028. The credit facility can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit, whichever is less) of letters of credit.

[4]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.